Offerings - Offering: 1	Mar. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, $0.01 par value
Amount Registered | shares	673,971
Proposed Maximum Offering Price per Unit	1.5150
Maximum Aggregate Offering Price	$ 1,021,066.06
Fee Rate	0.01381%
Amount of Registration Fee	$ 141.01
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended, this Registration Statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends, recapitalization or similar transactions.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are based upon the average of the high $1.55 and low $1.48 sale prices of the Common Stock on March 9, 2026 (taking into account the Reverse Stock Splits (as defined in this Registration Statement)).